Insurance Contracts_Details of Reinsurance Assets Included In Other Assets(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	₩ 740,651	₩ 695,753	₩ 782,985
Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	742,604	697,669	783,614
Allowance for impairment
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	1,953	1,916	629
Non-life insurance | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	737,150	690,909	776,969
General Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	361,065	360,997	480,760
General Insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	208,820	171,240	178,586
Automobile insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	16,555	18,057	13,320
Automobile insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	19,952	30,864	14,986
Long-term Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	130,758	109,751	89,317
Life insurance | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	2,047	2,360	1,900
Life insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	1,639	1,912	1,410
Life insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	408	448	490
Others | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	3,408	4,400	4,745
Others | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	2,563	3,417	3,670
Others | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	₩ 845	₩ 983	₩ 1,075